Debt and Credit Arrangements	9 Months Ended	12 Months Ended
	Nov. 03, 2018	Feb. 03, 2018
Debt Disclosure [Abstract]
Debt and Credit Arrangements

6. Debt and Credit Arrangements

Debt consisted of the following at November 3, 2018, February 3, 2018 and October 28, 2017 (in thousands):

	November 3, 2018	February 3, 2018	October 28, 2017
ABL Facility	$424,000	$217,000	$262,000
First Lien Term Loan	1,533,890	1,910,563	1,915,375
Second Lien Term Loan	—	625,000	625,000
Unamortized debt discount and debt issuance cost	(19,107)	(40,153)	(41,745)
Less: current portion	(389,377)	(219,750)	(231,250)

Long-term debt	$1,549,406	$2,492,660	$2,529,380

ABL Facility

On August 17, 2018, the Company amended its ABL Facility to extend the maturity date from February 3, 2022 to August 17, 2023 and reduce the applicable interest rates and letter of credit fees on the facility. Total fees associated with the refinancing were approximately $1.0 million. The Company capitalized approximately $0.9 million of new debt issuance costs and had immaterial write-offs for previously capitalized debt issuance costs and third-party fees.

The ABL Facility is comprised of a $950.0 million revolving credit facility and a $50.0 million term loan. The ABL Facility is secured on a senior basis by certain “liquid assets” of the Company and secured on a junior basis by certain “fixed assets” of the Company. The $50.0 million term loan payment terms are restricted in that the term loan cannot be repaid unless all loans outstanding under the ABL Facility are repaid, and once repaid, cannot be re-borrowed. The availability under the $950.0 million revolving credit facility is restricted based on eligible monthly merchandise inventories and receivables as defined in the facility agreement. As amended, interest on the revolving credit facility is calculated either at LIBOR plus a range of 125 to 175 basis points or a base rate plus a range of 25 to 75 basis points; and interest on the term loan is calculated at LIBOR plus a range of 200 to 250 basis points or a base rate plus a range of 100 to 150 basis points, in all cases based on excess availability. The applicable spread of LIBOR and base rate loans at all levels of excess availability steps down by 12.5 basis points upon achieving total net leverage of 3.00 to 1.00. The ABL Facility also provides a sub-facility for issuances of letters of credit subject to certain fees defined in the ABL Facility agreement. The ABL Facility is subject to various commitment fees during the term of the facility based on utilization of the revolver.

At November 3, 2018, there was $424.0 million outstanding in loans under the ABL Facility and $45.1 million in outstanding letters of credit. At February 3, 2018, there was $217.0 million outstanding in loans under the ABL Facility and $44.2 million in outstanding letters of credit. At October 28, 2017, there was $262.0 million outstanding in loans under the ABL Facility and $42.0 million in outstanding letters of credit.

As of November 3, 2018, the interest rate on the revolving credit facility was 3.56%, and borrowing availability was $521.6 million. As of February 3, 2018, the interest rate on the revolving credit facility was 3.08%, and borrowing availability was $574.8 million. As of October 28, 2017, the interest rate on the revolving credit facility was 2.74%, and borrowing availability was $666.7 million.

First Lien Term Loan

On February 3, 2017, the Company refinanced its First Lien Term Loan to extend the maturity date to February 3, 2024, increase the First Lien Term Loan borrowings to $1,925.0 million subject to a $4.8 million OID and change the interest rate. Interest on the First Lien Term Loan is calculated either at LIBOR plus a range of 350 to 375 basis points where LIBOR is subject to a floor of zero or an alternative base rate calculation based on the higher of prime, the federal funds effective rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus a range of 250 to 275 basis points.

On August 13, 2018, the Company amended its First Lien Term Loan to reduce the applicable interest rates and reduce the principal on the loan. The Company drew $350.0 million under its ABL Facility to fund the transaction. As amended, the First Lien Term Loan has an initial principal amount of $1,537.7 million and interest is calculated either at LIBOR plus 275 to 300 basis points or a base rate plus 175 to 200 basis points based on the Company achieving a net leverage ratio of 3.00 to 1.00. Total fees associated with the refinancing were approximately $1.8 million. The Company wrote-off $4.4 million of previously capitalized debt issuance costs and OID and expensed $1.8 million of new third-party fees.

At November 3, 2018, the interest rate for the First Lien Term Loan was 5.28%. At February 3, 2018, the interest rate for the First Lien Term Loan was 4.95%. At October 28, 2017, the interest rate for the First Lien Term Loan was 4.99%.

Principal payments on the First Lien Term Loan are required in quarterly installments of 0.25% of the original principal amount with the balance due upon maturity on February 3, 2024. Voluntary prepayments are permitted subject to premium payments. Principal payments must be made on the First Lien Term Loan pursuant to an annual excess cash flow calculation. The First Lien Term Loan is subject to certain affirmative and negative covenants but no financial covenants. It is secured on a senior basis by certain “fixed assets” of the Company and on a junior basis by certain of “liquid” assets of the Company.

At November 3, 2018, there was $1,533.9 million outstanding on the First Lien Term Loan. At February 3, 2018, there was $1,910.6 million outstanding on the First Lien Term Loan. At October 28, 2017, there was $1,915.4 million outstanding on the First Lien Term Loan.

Second Lien Term Loan

On February 3, 2017, the Company refinanced its Second Lien Term Loan to extend the maturity date to February 3, 2025 and increased the Second Lien Term Loan borrowings to $625.0 million, subject to a $6.2 million OID. Interest was calculated either at LIBOR plus 750 basis points where LIBOR is subject to a floor of zero or an alternative base rate calculation based on the higher of the prime, the federal funds effective rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus 650 basis points. The Second Lien Term Loan had a maturity date of February 3, 2025 with the entire principal balance due on such maturity date. Voluntary prepayments were permitted. Principal payments had to be made on the Second Lien Term Loan pursuant to an annual excess cash flow calculation. The Second Lien Term Loan was subject to certain affirmative and negative covenants but no financial covenants.

On July 2, 2018, the Company paid off the Second Lien Term Loan by extinguishing the entire outstanding amount of $623.2 million. In connection with the debt extinguishment, the Company paid a $6.2 million prepayment premium. The Company recorded debt extinguishment charges of $19.2 million in conjunction with the pay down, of which $13.0 million represents the write-off of previously capitalized deferred debt issuance costs associated with the Second Lien Term Loan.

There was a balance of $625.0 million outstanding on the Second Lien Term Loan as of February 3, 2018 and October 28, 2017. At February 3, 2018, the interest rate for the Second Lien Term Loan was 8.95% and at October 28, 2017, the interest rate for the Second Lien Term Loan was 8.74%.

5. Debt and Credit Arrangements

Debt consisted of the following at January 28, 2017 and February 3, 2018 (in thousands):

	January 28, 2017	February 3, 2018
ABL Facility	$55,000	$217,000
First Lien Term Loan	1,425,273	1,910,563
Second Lien Term Loan	577,183	625,000
Unamortized debt discount and debt issuance costs	(37,338)	(40,153)
Less: current portion	(20,000)	(219,750)

Long-term debt	$2,000,118	$2,492,660

ABL Facility

On February 3, 2017 the Company amended and restated the ABL Facility to extend the maturity date to February 3, 2022. The Company wrote-off $2.2 million of previously capitalized debt issuance costs, expensed $0.2 million of new third-party fees and capitalized $7.9 million of new debt issuance costs.

The ABL Facility is comprised of a $950.0 million revolving credit facility and a $50.0 million term loan. The ABL Facility is secured on a senior basis by certain “liquid assets” of the Company and secured on a junior basis by certain “fixed assets” of the Company. The $50.0 million term loan payment terms are restricted in that the term loan cannot be repaid unless all loans outstanding under the ABL Facility are repaid, and once repaid, cannot be re-borrowed. The availability under the $950.0 million revolving credit facility is restricted based on eligible monthly merchandise inventories and receivables as defined in the facility agreement. Interest rates under the revolving credit facility are calculated either on LIBOR plus a range of 150 to 200 basis points based on excess availability, or an alternative base rate calculation based on the higher of prime, the federal funds rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus a range of 50 to 100 basis points based on excess availability. The Company may elect one week or one, two, three, or six-month LIBOR terms. Interest on the term loan is based either on LIBOR plus a range of 300 to 350 basis points or the alternative base rate described above, plus a range of 200 to 250 basis points based on excess availability. The ABL Facility also provides a subfacility for issuances of letters of credit subject to certain fees defined in the ABL Facility agreement. The ABL Facility is subject to various commitment fees during the term of the facility based on utilization of the revolver.

At January 28, 2017, there was $55.0 million outstanding in loans under the ABL Facility and $48.0 million in outstanding letters of credit. At February 3, 2018, there was $217.0 million outstanding in loans under the ABL Facility and $44.2 million in outstanding letters of credit. As of February 3, 2018, the interest rate on the revolving credit facility was 3.08% and borrowing availability was $574.8 million.

First Lien Term Loan

On February 3, 2017 the Company refinanced its senior secured first lien term loan facility (the “First Lien Term Loan”) to extend the maturity date to February 3, 2024, increase the First Lien Term Loan borrowings to $1,925.0 million subject to a $4.8 million original issue discount and change the interest rate. Interest on the First Lien Term Loan is calculated either at LIBOR plus a range of 350 to 375 basis points where LIBOR is subject to a floor of zero or an alternative base rate calculation based on the higher of prime, the federal funds effective rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus a range of 250 to 275 basis points.

As a result of the refinancing, there was a change in the bank syndicate. The Company wrote-off $3.1 million of previously capitalized debt issuance costs, expensed $8.3 million of new third-party fees and capitalized $8.5 million of new debt issuance costs. At February 3, 2018, the interest rate for the First Lien Term Loan was 4.95%.

Principal payments on the First Lien Term Loan are required in quarterly installments of 0.25% of the original principal amount with the balance due upon maturity on February 3, 2024. Voluntary prepayments are permitted. Principal payments must be made on the First Lien Term Loan pursuant to an annual excess cash flow calculation. The First Lien Term Loan is subject to certain affirmative and negative covenants but no financial covenants. It is secured on a senior basis by certain “fixed assets” of the Company and on a junior basis by certain of “liquid” assets of the Company . At February 3, 2018 there was $1,910.6 million outstanding on the First Lien Term Loan.

Second Lien Term Loan

On February 3, 2017 the Company refinanced the existing senior secured second lien term loan facility (the “Second Lien Term Loan”) to extend the maturity date to February 3, 2025 and increase the Second Lien Term Loan borrowings to $625.0 million, subject to a $6.2 million original issue discount. Interest is calculated either at LIBOR plus 750 basis points where LIBOR is subject to a floor of zero or an alternative base rate calculation based on the higher of the prime, the federal funds effective rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus 650 basis points.

As a result of the refinancing, there was a change in the bank syndicate. The Company wrote-off $4.5 million of previously capitalized debt issuance costs, expensed $2.8 million of new third-party fees and capitalized $8.2 million of new debt issuance costs. At February 3, 2018, the interest rate for the Second Lien Term Loan was 8.95%.

The Second Lien Term Loan matures on February 3, 2025 with the entire principal balance due on such maturity date. Voluntary prepayments are permitted, subject to certain prepayment premiums. Principal payments must be made on the Second Lien Term Loan pursuant to an annual excess cash flow calculation. The Second Lien Term Loan is subject to certain affirmative and negative covenants but no financial covenants. At February 3, 2018 there was $625.0 million outstanding on the Second Lien Term Loan.

Future minimum payments

Scheduled future minimum principal payments on debt as of February 3, 2018 are as follows:

Fiscal Year:	Dollars in thousands
2018	$219,750
2019	19,250
2020	19,250
2021	19,250
2022	69,250
Thereafter	2,405,813

Total	$2,752,563